SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Customer Concentration Risk | Accounts Receivable | Customer 1 | Related Party
Concentration Risk [Line Items]
Concentration risk percentage	59.00%	75.00%
Customer Concentration Risk | Accounts Receivable | Customer 2 | Related Party
Concentration Risk [Line Items]
Concentration risk percentage	33.00%	16.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Related Party | Portfolio servicing
Concentration Risk [Line Items]
Concentration risk percentage	78.00%	28.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Nonrelated Party | Active management
Concentration Risk [Line Items]
Concentration risk percentage	49.00%	51.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2 | Related Party | Portfolio servicing
Concentration Risk [Line Items]
Concentration risk percentage		28.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2 | Nonrelated Party | Active management
Concentration Risk [Line Items]
Concentration risk percentage	14.00%
Customer Concentration Risk | Revenue Benchmark | Customer 3 | Nonrelated Party | Active management
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Customer Concentration Risk | Investment Method Revenue Benchmark | Customer 1 | Nonrelated Party
Concentration Risk [Line Items]
Concentration risk percentage		22.00%